Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense	$ 0.6	$ 0.5
Intangible assets	$ 1.0